John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway
Leawood, KS  66221
Phone: 913.660.0778   Fax: 913.660.9157
john.lively@1940actlawgroup.com

February 10, 2017

Securities and Exchange Commission
 Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:  Capital Management Investment Trust (File Nos. 33-85242 and 811-08822)

Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e), this filing is being made for the sole purposes of submitting an interactive data file as required by Rule 405 of Regulation S-T.  The interactive data file included as an exhibit to this filing relates to a supplement to the prospectus which was filed with the Securities and Exchange Commission on February 8, 2017 (Accession Number: 0001398344-17-001611) for Capital Management Mid-Cap Fund, a series portfolio of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.
Sincerely, /s/ John H. Lively John H. Lively

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase